N-6	Apr. 22, 2025 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	PARAGON SEPARATE ACCOUNT A
Entity Central Index Key	0000824725
Entity Investment Company Type	N-6
Document Period End Date	Apr. 22, 2025
Amendment Flag	false
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
A contingent deferred sales charge (also referred to as a surrender charge) may be deducted from the Cash Value of the Policy upon surrender or lapse in the policy, a requested decrease in Face
Amount, or a partial withdrawal that causes the Face Amount to decrease during the first 10 Policy Years (and during the first 10
Policy Years after an increase in Face Amount). The maximum
surrender charge is 30% of premiums paid in first Policy Year (or of premiums associated with an increase in Face Amount), not to exceed guideline annual premium for the initial Face Amount (or for the Face Amount increase). For example, the maximum contingent deferred sales charge, assuming an initial premium of $100,000 is
$30,000.
“Charges and Deductions – Transaction Charges”
Transaction Charges
You may be subject to charges that may apply if you surrender, lapse, make a partial withdrawal or decrease your Face Amount. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or exercise your Accelerated Death Benefit Settlement Option Rider.
“Charges and Deductions – Transaction Charges”
Ongoing Fees and Expenses (annual charges)
In addition to withdrawal charges and transaction charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the
Insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
				“Charges and Deductions – Monthly Deduction” “Charges and Deductions – Mortality and Expense Risk Charge” “Charges and Deductions – Portfolio Charges and Expenses”
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and expenses)	0.09%	0.95%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
A contingent deferred sales charge (also referred to as a surrender charge) may be deducted from the Cash Value of the Policy upon surrender or lapse in the policy, a requested decrease in Face
Amount, or a partial withdrawal that causes the Face Amount to decrease during the first 10 Policy Years (and during the first 10
Policy Years after an increase in Face Amount). The maximum
surrender charge is 30% of premiums paid in first Policy Year (or of premiums associated with an increase in Face Amount), not to exceed guideline annual premium for the initial Face Amount (or for the Face Amount increase). For example, the maximum contingent deferred sales charge, assuming an initial premium of $100,000 is
$30,000.
“Charges and Deductions – Transaction Charges”

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	30.00%
Surrender Charge Example Maximum [Dollars]	$ 30,000
Transaction Charges [Text Block]
Transaction Charges
You may be subject to charges that may apply if you surrender, lapse, make a partial withdrawal or decrease your Face Amount. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or exercise your Accelerated Death Benefit Settlement Option Rider.
“Charges and Deductions – Transaction Charges”

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to withdrawal charges and transaction charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction covering the cost of insurance under the Policy, monthly administrative charge and optional benefits added by rider, and such fees and expenses are set based on characteristics of the
Insured (e.g., the age and rate class of the covered person) as well as the Group characteristics. Please refer to the specifications page of your Policy for applicable rates.
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
				“Charges and Deductions – Monthly Deduction” “Charges and Deductions – Mortality and Expense Risk Charge” “Charges and Deductions – Portfolio Charges and Expenses”
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and expenses)	0.09%	0.95%

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.95%
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal.	“Principal Risks”
Not a Short-Term Investment
The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments, you surrender the Policy or the Policy lapses and you will also pay a transaction fee on partial withdrawals and you may pay a surrender charge. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
“Principal Risks”
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Portfolios available under the Policy. Each investment option
(including any General Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
“Principal Risks”
Insurance Company Risks
Investments in the Policy are subject to the risks related to
Metropolitan Life, including any obligations (including under any
General Account investment option), guarantees, and benefits of the
Policy, including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you.
More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/
ratings.
“Principal Risks”
Contract Lapse
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
“Principal Risks”

Investment Restrictions [Text Block]	At the present time, no charge is assessed against the Cash Value of a Policy when amounts are transferred among the Divisions of the Separate Account and between the Divisions and the General Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy Year. Policy Owners may transfer Cash Value between and among the Divisions and the General Account. We have limits on the amount that may be allocated and transferred to the General Account (the “maximum allocation percentage”). The initial General Account maximum allocation percentage is shown on the Policy’s specifications page, and we may change this percentage from time to time.The total amount of transfers and withdrawals from the General Account in a Policy Year may not exceed the greater of: (i) the Policy’s Cash Surrender Value in the General Account at the beginning of the Policy Year, multiplied by the withdrawal percentage limit shown on the Policy’s specifications page; or (ii) the previous Policy Year’s General Account maximum withdrawal amount. We are currently not enforcing this restriction for partial withdrawals. Restrictions may apply to frequent transfers.Metropolitan Life reserves the right to remove or substitute Portfolio companies as investment options that are available under the Policy.
Optional Benefit Restrictions [Text Block]	Rider availability is subject to your Employer making the rider available. Depending upon your Employer’s requirements, certain Policy riders may only be able to be added to in force Policies during the Employer’s annual enrollment. With respect to the dependent life benefits (child coverage, or Spouse coverage), depending upon your Employer's elected benefit, you may also need to be on active status. You should check with your Employer regarding the availability of riders and whether you need to be on active status to elect the dependent life benefits (child coverage, or Spouse coverage).
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation relating to your ownership of a Policy, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. We may charge fees and use rates that are lower than the maximum guaranteed charges reflected in the tables. Please refer to your Policy’s specifications page for information about the specific fees you will pay each year based on the options that you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer Cash Value between investment options. Transaction Fees
Charge	When Charge is Deducted	Maximum Amount Deducted
Maximum Premium Expense Charge (load)(1)	Upon Receipt of Premium Payment	1.00% of each premium payment
Premium Tax Charge	Upon Receipt of Premium Payment	2.25%
Partial Withdrawal Charge	Upon each partial withdrawal from the Policy	$25(2)
Transfer Charge	Upon transfer in excess of 12 in a Policy Year	$25 per transfer(3)
Contingent Deferred Sales Charge	Upon surrender, lapse or decrease in Face Amount	30% of premiums paid in the first Policy Year(4)
Accelerated Death Benefit Settlement Option Rider Administrative Charge	At the time an accelerated death benefit is paid	$100(3)
(1)The premium expense charge is deducted only for the Policies treated as individual contracts under Omnibus Budget Reconciliation Act of 1990. (2)The partial withdrawal charge is equal to the lesser of $25 or 2% of the amount of the withdrawal.(3)We do not currently impose this charge.(4)The contingent deferred sales charge applicable to a Policy will depend primarily on the first year commissions paid to broker-dealers distributing the Policies. Assuming there have been no increases in Face Amount of a Policy, the contingent deferred sales charge will be a percentage — either 30% or 28%, as set forth in the Policy specifications page — of premiums actually paid in the first Policy Year up to the guideline annual premium for the initial Face Amount of the Policy. This charge will also apply to premiums associated with an increase in Face Amount. The amount of the charge will decrease each year until it reaches zero at the end of 10 Policy Years (or 10 Policy Years after the increase in Face Amount).The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy not including Portfolio fees and expenses. Periodic Charges Other Than Annual Portfolio Expenses
Charge	When Charge is Deducted	Maximum Amount Deducted
Base Contract Charges:
Cost of Insurance(1)
●Minimum and Maximum Charge	Monthly	$0.15 to $31.31 per $1,000 of net amount at risk
●Charge for a representative Insured(2)		$0.65 per $1,000 of net amount at risk
Administrative Charge(3)	Monthly	$6.00
Mortality and Expense Risk Charge(4)	Daily	0.90% (annually) of the net assets of each Division of the Separate Account
Loan Interest Spread(5)	Annually	3.0%
Optional Benefit Charges:
Waiver of Monthly Deductions Rider(6),(7)
●Minimum and Maximum Charge	Monthly	$0.07 to $0.22 per $1,000 of net amount at risk
●Charge for a representative Insured(2)		$0.00 per $1,000 of net amount at risk
Children’s Life Insurance Rider	Monthly	$0.41 per $1,000 of coverage
Spouse’s Life Insurance Benefit(6),(8)
●Minimum and Maximum Charge	Monthly	$0.15 to $31.31 per $1,000 of net amount at risk
●Charge for a representative Insured(9)		$0.65 per $1,000 of net amount at risk
(1)Cost of insurance charges vary based on the Insured’s attained age and rate class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office.(2)A representative Insured is a person with an attained age of 50, actively at work.(3)The maximum administrative charge we can apply to Policies under any Group Contract can vary but will not exceed the amounts in the table. Please refer to your Policy Schedule Page for the administrative charge that applies to your Policy.(4)The Mortality and Expense Risk Charge is currently 0.75% (annually) of the net assets of each Division of the Separate Account.(5)The maximum amount of interest we charge is 8% and the minimum amount of interest we credit is 5%, for a maximum loan interest spread of 3%.(6)Charges for this rider vary based on the Insured's individual characteristics. The rider charges shown in the table may not be representative of the charge that you will pay. Your Policy will indicate the charges applicable to your Policy. More detailed information concerning your charges is available on request from our Administrative Office.(7)The maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the cost of insurance charge. Similarly, the charge for a representative insured is also $0.00 per $1,000 of the net amount at risk because the charge is included in the current cost of insurance charge. (8)The Spouse's life insurance benefit can be provided by rider or by a separate Policy, depending upon what is available under your Group. The charges shown reflect the charges that apply to a Spouse Policy. For a Spouse rider, the minimum and maximum charge is $0.15 to $5.16 per $1,000 of coverage and the charge for a representative insured is $0.65 per $1,000 of coverage. (9)For Spouse’s’s Life Insurance Benefit, a representative Insured is an Employee’s Spouse that has an attained age of 50.The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. A complete list of the Portfolios available under the Policy, including their annual expenses, may be found in Appendix A at the back of this document. Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average net assets) (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.09%	0.95%

Transaction Expenses [Table Text Block]	Transaction Fees
Charge	When Charge is Deducted	Maximum Amount Deducted
Maximum Premium Expense Charge (load)(1)	Upon Receipt of Premium Payment	1.00% of each premium payment
Premium Tax Charge	Upon Receipt of Premium Payment	2.25%
Partial Withdrawal Charge	Upon each partial withdrawal from the Policy	$25(2)
Transfer Charge	Upon transfer in excess of 12 in a Policy Year	$25 per transfer(3)
Contingent Deferred Sales Charge	Upon surrender, lapse or decrease in Face Amount	30% of premiums paid in the first Policy Year(4)
Accelerated Death Benefit Settlement Option Rider Administrative Charge	At the time an accelerated death benefit is paid	$100(3)
(1)The premium expense charge is deducted only for the Policies treated as individual contracts under Omnibus Budget Reconciliation Act of 1990. (2)The partial withdrawal charge is equal to the lesser of $25 or 2% of the amount of the withdrawal.(3)We do not currently impose this charge.(4)The contingent deferred sales charge applicable to a Policy will depend primarily on the first year commissions paid to broker-dealers distributing the Policies. Assuming there have been no increases in Face Amount of a Policy, the contingent deferred sales charge will be a percentage — either 30% or 28%, as set forth in the Policy specifications page — of premiums actually paid in the first Policy Year up to the guideline annual premium for the initial Face Amount of the Policy. This charge will also apply to premiums associated with an increase in Face Amount. The amount of the charge will decrease each year until it reaches zero at the end of 10 Policy Years (or 10 Policy Years after the increase in Face Amount).
Sales Load, Description [Text Block]	Maximum Premium Expense Charge (load)(1)
Sales Load, When Deducted [Text Block]	Upon Receipt of Premium Payment
Sales Load (of Premium Payments), Maximum [Percent]	1.00%
Sales Load, Footnotes [Text Block]	The premium expense charge is deducted only for the Policies treated as individual contracts under Omnibus Budget Reconciliation Act of 1990.
Premium Taxes, Description [Text Block]	Premium Tax Charge
Premium Taxes, When Deducted [Text Block]	Upon Receipt of Premium Payment
Premium Taxes (of Premium Payments), Maximum [Percent]	2.25%
Deferred Sales Charge, Description [Text Block]	Contingent Deferred Sales Charge
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender, lapse or decrease in Face Amount
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	30.00%
Deferred Sales Load, Footnotes [Text Block]	The contingent deferred sales charge applicable to a Policy will depend primarily on the first year commissions paid to broker-dealers distributing the Policies. Assuming there have been no increases in Face Amount of a Policy, the contingent deferred sales charge will be a percentage — either 30% or 28%, as set forth in the Policy specifications page — of premiums actually paid in the first Policy Year up to the guideline annual premium for the initial Face Amount of the Policy. This charge will also apply to premiums associated with an increase in Face Amount. The amount of the charge will decrease each year until it reaches zero at the end of 10 Policy Years (or 10 Policy Years after the increase in Face Amount).
Other Surrender Fees, Description [Text Block]	Partial Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	Upon each partial withdrawal from the Policy
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Footnotes [Text Block]	The partial withdrawal charge is equal to the lesser of $25 or 2% of the amount of the withdrawal.
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	Upon transfer in excess of 12 in a Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	We do not currently impose this charge.
Periodic Charges [Table Text Block]	Periodic Charges Other Than Annual Portfolio Expenses
Charge	When Charge is Deducted	Maximum Amount Deducted
Base Contract Charges:
Cost of Insurance(1)
●Minimum and Maximum Charge	Monthly	$0.15 to $31.31 per $1,000 of net amount at risk
●Charge for a representative Insured(2)		$0.65 per $1,000 of net amount at risk
Administrative Charge(3)	Monthly	$6.00
Mortality and Expense Risk Charge(4)	Daily	0.90% (annually) of the net assets of each Division of the Separate Account
Loan Interest Spread(5)	Annually	3.0%
Optional Benefit Charges:
Waiver of Monthly Deductions Rider(6),(7)
●Minimum and Maximum Charge	Monthly	$0.07 to $0.22 per $1,000 of net amount at risk
●Charge for a representative Insured(2)		$0.00 per $1,000 of net amount at risk
Children’s Life Insurance Rider	Monthly	$0.41 per $1,000 of coverage
Spouse’s Life Insurance Benefit(6),(8)
●Minimum and Maximum Charge	Monthly	$0.15 to $31.31 per $1,000 of net amount at risk
●Charge for a representative Insured(9)		$0.65 per $1,000 of net amount at risk
(1)Cost of insurance charges vary based on the Insured’s attained age and rate class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office.(2)A representative Insured is a person with an attained age of 50, actively at work.(3)The maximum administrative charge we can apply to Policies under any Group Contract can vary but will not exceed the amounts in the table. Please refer to your Policy Schedule Page for the administrative charge that applies to your Policy.(4)The Mortality and Expense Risk Charge is currently 0.75% (annually) of the net assets of each Division of the Separate Account.(5)The maximum amount of interest we charge is 8% and the minimum amount of interest we credit is 5%, for a maximum loan interest spread of 3%.(6)Charges for this rider vary based on the Insured's individual characteristics. The rider charges shown in the table may not be representative of the charge that you will pay. Your Policy will indicate the charges applicable to your Policy. More detailed information concerning your charges is available on request from our Administrative Office.(7)The maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the cost of insurance charge. Similarly, the charge for a representative insured is also $0.00 per $1,000 of the net amount at risk because the charge is included in the current cost of insurance charge. (8)The Spouse's life insurance benefit can be provided by rider or by a separate Policy, depending upon what is available under your Group. The charges shown reflect the charges that apply to a Spouse Policy. For a Spouse rider, the minimum and maximum charge is $0.15 to $5.16 per $1,000 of coverage and the charge for a representative insured is $0.65 per $1,000 of coverage. (9)For Spouse’s’s Life Insurance Benefit, a representative Insured is an Employee’s Spouse that has an attained age of 50.
Insurance Cost, Description [Text Block]	Cost of Insurance(1)
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Charge for a representative Insured(2)$0.65 per $1,000 of net amount at riskA representative Insured is a person with an attained age of 50, actively at work.
Insurance Cost (of Face Amount), Maximum [Percent]	31.31%
Insurance Cost (of Face Amount), Minimum [Percent]	0.15%
Insurance Cost, Footnotes [Text Block]	Cost of insurance charges vary based on the Insured’s attained age and rate class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge(4)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The Mortality and Expense Risk Charge is currently 0.75% (annually) of the net assets of each Division of the Separate Account.
Administrative Expenses, Description [Text Block]	Administrative Charge(3)
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 6.00
Administrative Expense, Footnotes [Text Block]	The maximum administrative charge we can apply to Policies under any Group Contract can vary but will not exceed the amounts in the table. Please refer to your Policy Schedule Page for the administrative charge that applies to your Policy.
Other Annual Expense, Description [Text Block]	Loan Interest Spread(5)
Other Annual Expense, When Deducted [Text Block]	Annually
Other Annual Expense (of Face Amount), Maximum [Percent]	3.00%
Other Annual Expense, Footnotes [Text Block]	The maximum amount of interest we charge is 8% and the minimum amount of interest we credit is 5%, for a maximum loan interest spread of 3%.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average net assets) (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.09%	0.95%

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses (as a percentage of average net assets)(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	0.95%
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS Investment Risk If you invest your Cash Value in one or more Divisions of the Separate Account, then you will be subject to the risk that the investment performance of the Divisions will be unfavorable and that the Cash Value will decrease. An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including any General Account option) has its own unique risks. You should review the investment options before making an investment decision. A comprehensive discussion of the risks of each of the Portfolios may be found in each Portfolio’s prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct Policy fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Policy could lapse without value, unless you pay additional premium. If you allocate premiums to the General Account, then we credit your Cash Value (in the General Account) with a declared rate of interest. You assume the risk that the interest rate on the General Account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%. Risk of an Increase in Current Fees and Expenses Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force. Policy Lapse If your Cash Surrender Value is not enough to pay the monthly deduction and other charges, your Policy may enter a 62-day grace period. A shorter grace period applies to the Contractholder (the Employer) of the Group Contract. We will notify you that the Policy will lapse (terminate without value) unless you make sufficient payment during the grace period. Your Policy also may lapse if your Indebtedness exceeds your Cash Value on any Monthly Anniversary. If either of these situations occurs, your Policy will be in default and you must pay a specified amount of new premium to prevent your Policy from lapsing. Subject to certain conditions and our underwriting rules, you may reinstate a lapsed Policy within five years after the date of lapse and before the Maturity Date. In certain situations your Policy may also terminate if your Employer ends its participation in the Group Contract. Limitations on Access to Cash Value We limit partial withdrawals of Cash Value from the Policies. You may not take a partial withdrawal in the first Policy Year. Thereafter, you may make up to one partial withdrawal each Policy Month. The minimum amount of a partial withdrawal, net of any transaction charges, is currently $200. The minimum amount that can be withdrawn from any one Division or from the General Account is the lesser of $50 or the Policy’s Cash Value in that Division or in the General Account. The maximum amount that can be withdrawn, including the partial withdrawal transaction charge, is the Loan Value. Limitations on Transfers We do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy Year, except for transfers under the Automated Investment Strategies. We have adopted procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Portfolio’s prospectus for more details. The minimum amount that you must transfer is currently $250, or, if less, the Policy’s Cash Value in a Division or in the General Account. (We are not currently enforcing this restriction for transfers from the General Account but reserve the right to do so in the future.) Tax Treatment To qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Policy should satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable upon death of the Insured will never be less than the minimum amount required for a Policy to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Policy was issued. Depending on the total amount of premiums you pay, the Policy may be treated as a “modified endowment contract” (“MEC”) under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1∕2. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. You should consult a qualified tax adviser for assistance in all Policy-related tax matters. Surrender and Partial Withdrawals (Short-Term Investment Risk) If you surrender the Policy before the beginning of the 11th Policy Year, we will deduct a surrender charge based on premiums actually paid in the first Policy Year or in the first 12 Policy Months after an increase in Face Amount. We also deduct the surrender charge upon lapse of the Policy, a requested decrease in Face Amount, or a partial withdrawal that causes the Face Amount to decrease. It is possible that you will receive no Cash Surrender Value if you surrender your Policy in the first few Policy Years. We designed the Policy to meet long-term financial goals. To best realize the benefits available through the Policy, including the benefit of tax deferred build-up of Cash Value, you should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy in the near future. The Policy is not suitable as a short-term savings vehicle. A surrender, in whole or in part, may have tax consequences and may increase the risk that your Policy will lapse. We assess a partial withdrawal transaction charge equal to the lesser of $25 or 2% of the amount withdrawn. A partial withdrawal may reduce the Face Amount as well as the death benefit. In certain circumstances, the reduction of the death benefit resulting from a partial withdrawal also may affect the cost of insurance charge and the amount of insurance protection afforded under a Policy. Partial withdrawals may have tax consequences and may increase the risk that your Policy will lapse. Loans A Policy Loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the Policy Loan from the Divisions of the Separate Account and/or the General Account and hold that amount in the Loan Account. This loan collateral does not participate in the investment performance of the Divisions of the Separate Account. We reduce the amount we pay on the Insured’s death, surrender, or the maturity of the Policy, by the amount of any Indebtedness. Your Policy may lapse (terminate without value) if the Indebtedness exceeds the Cash Value on any Monthly Anniversary. A Policy Loan may have tax consequences. If you surrender the Policy or allow the Policy to lapse or if the Policy terminates while a Policy Loan is outstanding, the amount of the outstanding Indebtedness, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly. Pandemics and Other Public Health Issues, and Other Events Pandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods. Cybersecurity Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate accumulation unit values; cause the release and possible loss or destruction of confidential Policy Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times. Terrorism and Security Risk The continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife’s investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies. Insurance Company Risks Policies are subject to the risks related to Metropolitan Life. Any obligations (including under any General Account investment option), guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or by visiting www.metlife.com/about-us/corporate-profile/ratings.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	POLICY BENEFITS Standard Death Benefit As long as the Policy remains in force, we will pay the death benefit proceeds to the Beneficiary once we receive at our Administrative Office (i) satisfactory proof of the Insured’s death, (ii) instructions on how to pay the proceeds (that is, as a single sum or applied under one of the settlement options we make available), and (iii) any other documents, forms and information we need. We may require you to return the Policy. (If the Beneficiary dies before the Insured, we will generally pay the insurance proceeds, in a single sum, to the Owner, or, if the Owner is not living, to the Owner’s estate.) Payment of death benefit proceeds will not be affected by termination of the Group Contract, the Employer-sponsored insurance program, or an Employee’s employment. Death benefit proceeds equal: ●the death benefit (described below); plus ●any additional insurance provided by rider; minus ●any unpaid monthly deductions; minus ●any outstanding Indebtedness. An increase in Face Amount will increase the death benefit, and a decrease in Face Amount will decrease the death benefit. We may further adjust the amount of the death proceeds under certain circumstances. If you have a rider permitting the accelerated payment of death benefit proceeds, the death benefit may be paid in a single sum before the death of the Insured, and would be less than otherwise would be paid upon the death of the Insured. Payment of the Death Benefit Death benefit proceeds under the Policy ordinarily will be paid within seven days after we receive proof of the Insured’s death and all other documentation required at our Administrative Office. Payment may, however, be postponed in certain circumstances. See “General Matters Relating to the Policy — Postponement of Payments.” The death benefit will be reduced by any outstanding Indebtedness and any due and unpaid Monthly Deduction accruing during a grace period. We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. None of these options vary with the investment performance of the Separate Account. More detailed information concerning settlement options is available on request from our Administrative Office. We will pay interest on the proceeds as required by the applicable state law. Unless otherwise requested and subject to state law, the Policy’s death proceeds will generally be paid to the Beneficiary through a settlement option called the Total Control Account (if the death proceeds meet the required minimum). The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you. Assets backing the Total Control Account are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency. Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of two to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Policy’s death benefit from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, including complete names and complete contact information, if and as it changes. You should contact our Administrative Office in order to make a change to your Beneficiary designation. Standard Death Benefit Options The Policy provides two death benefit options: a “Level Type” death benefit (“Option A”) and an “Increasing Type” death benefit (“Option B”). Under certain Group Contracts and Employer-sponsored insurance programs, however, Option B may be the only death benefit option presented. We calculate the amount available under each death benefit option as of the date of the Insured’s death. Under Option A, the death benefit is: ●the current Face Amount of the Policy or, if greater, ●the applicable percentage of Cash Value on the date of death. The applicable percentage is 250% for an Insured Attained Age 40 or below on the Policy Anniversary before the date of the Insured’s death. For Insureds with an Attained Age over 40 on that Policy Anniversary, the percentage is lower and gradually declines with age until it reaches 100% at age 95. Under Option B, the death benefit is: ●the current Face Amount plus the Cash Value of the Policy or, if greater, ●the applicable percentage of the Cash Value on the date of death. The applicable percentage is the same as under Option A.Which Death Benefit Option to Choose. Owners who prefer to have favorable investment performance reflected in higher death benefits for the same Face Amount generally should select Option B. Owners who prefer to have favorable investment performance reflected in lower cost of insurance charges for the same Face Amount generally should select Option A. The amount of the death benefit may vary with the amount of the Cash Value. Under Option A, the death benefit will vary as the Cash Value varies whenever the Cash Value multiplied by the applicable percentage exceeds the Face Amount. Under Option B, the amount of the death benefit will always vary as the Cash Value varies (but will never be less than the Face Amount). Changing Death Benefit Options After the first Policy Anniversary, you may change the death benefit option. We reserve the right to limit the number of changes in death benefit options to one per Policy Year. A request for a change must be made directly to us in writing. The Effective Date of such a change will be the Monthly Anniversary on or following the date we receive the change request. If an increase in Face Amount precedes or occurs concurrently with a change in death benefit option, the cost of insurance charge may be different for the amount of the increase. Changing the death benefit option may result in a change in Face Amount. If an Owner changes from Option A to Option B, the Face Amount after the change will equal the Face Amount before the change LESS the Cash Value on the Effective Date of the change. Any written request to change from Option A to Option B must be accompanied by satisfactory evidence of insurability. We will not accept a change from Option A to Option B if doing so would reduce the Face Amount to less than $25,000. If an Owner changes from Option B to Option A, the Face Amount after the change will equal the Face Amount before the change PLUS the Cash Value on the Effective Date of change. We will not impose any charges in connection with a change in death benefit option. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options. Changing Face Amount You select the Face Amount when applying for the Policy. Subject to certain limitations set forth below, you may increase or decrease the Face Amount of a Policy (without changing the death benefit option) after the first Policy Anniversary. We reserve the right to limit the number of changes in the Face Amount to one per Policy Year. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. Changing the Face Amount also may have federal income tax consequences and you should consult a tax adviser before doing so. Face Amount Increases. You may increase the Face Amount by submitting a written request and providing satisfactory evidence of insurability. If approved, the increase will become effective on the Monthly Anniversary on or following receipt at our Administrative Office of the satisfactory evidence of insurability. The Insured must have an Attained Age of 80 or less on the Effective Date of the increase. The amount of the increase may not be less than $5,000, and the Face Amount may not be increased to more than the maximum Face Amount for that Policy. The maximum Face Amount varies by Group Contract. However, in connection with a particular Group Contract or Employer-sponsored insurance program, we may establish a substantially higher Face Amount for Policies issued under that Contract or Employer-sponsored insurance program. Although an increase need not necessarily be accompanied by additional premium, the Cash Surrender Value in effect immediately after the increase must be sufficient to cover the next monthly deduction. An increase in the Face Amount may result in certain additional charges. For example, we determine the cost of insurance separately for the initial Face Amount and for any increases in Face Amount. Face Amount Decreases. You may decrease the Face Amount by written request to us. Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following our receipt of the written request. The amount of the requested decrease must be at least $5,000 and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount, generally $25,000. If, following a decrease in Face Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, we will (at your election) either limit the decrease or return Cash Value to you to the extent necessary to meet those requirements. A decrease in the Face Amount generally will reduce the net amount at risk, which will reduce the cost of insurance charges. (See “Charges and Deductions — Cost of Insurance Charge.”)
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	After the first Policy Anniversary, you may change the death benefit option. We reserve the right to limit the number of changes in death benefit options to one per Policy Year. A request for a change must be made directly to us in writing. The Effective Date of such a change will be the Monthly Anniversary on or following the date we receive the change request. If an increase in Face Amount precedes or occurs concurrently with a change in death benefit option, the cost of insurance charge may be different for the amount of the increase. Changing the death benefit option may result in a change in Face Amount. If an Owner changes from Option A to Option B, the Face Amount after the change will equal the Face Amount before the change LESS the Cash Value on the Effective Date of the change. Any written request to change from Option A to Option B must be accompanied by satisfactory evidence of insurability. We will not accept a change from Option A to Option B if doing so would reduce the Face Amount to less than $25,000. If an Owner changes from Option B to Option A, the Face Amount after the change will equal the Face Amount before the change PLUS the Cash Value on the Effective Date of change. We will not impose any charges in connection with a change in death benefit option. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options. Changing Face Amount You select the Face Amount when applying for the Policy. Subject to certain limitations set forth below, you may increase or decrease the Face Amount of a Policy (without changing the death benefit option) after the first Policy Anniversary. We reserve the right to limit the number of changes in the Face Amount to one per Policy Year. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. Changing the Face Amount also may have federal income tax consequences and you should consult a tax adviser before doing so. Face Amount Increases. You may increase the Face Amount by submitting a written request and providing satisfactory evidence of insurability. If approved, the increase will become effective on the Monthly Anniversary on or following receipt at our Administrative Office of the satisfactory evidence of insurability. The Insured must have an Attained Age of 80 or less on the Effective Date of the increase. The amount of the increase may not be less than $5,000, and the Face Amount may not be increased to more than the maximum Face Amount for that Policy. The maximum Face Amount varies by Group Contract. However, in connection with a particular Group Contract or Employer-sponsored insurance program, we may establish a substantially higher Face Amount for Policies issued under that Contract or Employer-sponsored insurance program. Although an increase need not necessarily be accompanied by additional premium, the Cash Surrender Value in effect immediately after the increase must be sufficient to cover the next monthly deduction. An increase in the Face Amount may result in certain additional charges. For example, we determine the cost of insurance separately for the initial Face Amount and for any increases in Face Amount. Face Amount Decreases. You may decrease the Face Amount by written request to us. Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following our receipt of the written request. The amount of the requested decrease must be at least $5,000 and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount, generally $25,000. If, following a decrease in Face Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, we will (at your election) either limit the decrease or return Cash Value to you to the extent necessary to meet those requirements. A decrease in the Face Amount generally will reduce the net amount at risk, which will reduce the cost of insurance charges. (See “Charges and Deductions — Cost of Insurance Charge.”)
Charges and Contract Values, Note (N-6) [Text Block]	Which Death Benefit Option to Choose. Owners who prefer to have favorable investment performance reflected in higher death benefits for the same Face Amount generally should select Option B. Owners who prefer to have favorable investment performance reflected in lower cost of insurance charges for the same Face Amount generally should select Option A. The amount of the death benefit may vary with the amount of the Cash Value. Under Option A, the death benefit will vary as the Cash Value varies whenever the Cash Value multiplied by the applicable percentage exceeds the Face Amount. Under Option B, the amount of the death benefit will always vary as the Cash Value varies (but will never be less than the Face Amount).
Item 11. Other Benefits Available (N-6) [Text Block]	ADDITIONAL BENEFITS AND RIDERS In addition to the standard death benefit associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. We currently offer the following riders under the Policy, subject to state availability:
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Waiver of Monthly Deductions Rider	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly Policy expense charges, upon proof of disability.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

The Insured must have
become disabled before age
65.

Children’s Life Insurance Rider	This rider provides term insurance in an amount selected at issue upon proof of death for any insured child.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer's elected rider
benefit, you may also need to
be on active status. You
should ask your Employer if
this benefit is included and
whether you need to be on
active status in order to elect
it.

Coverage applied for after
Policy issue may be subject to
underwriting.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Spouse’s Life Insurance Benefit	This benefit provides insurance in an amount selected at issue upon proof of death of the Insured’s Spouse.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer's elected benefit,
you may also need to be on
active status. You should ask
your Employer if this benefit
is included and whether you
need to be on active status in
order to elect it.

Coverage applied for after
Policy issue may be subject to
underwriting.

Accelerated Death Benefit Settlement Option Rider	Under this rider, you may receive an accelerated payment of a portion of your death benefit if the Insured is terminally ill.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Payment under this rider may
affect eligibility for benefits
under state or federal law.

Dollar Cost Averaging	Allows you to automatically transfer from the American Funds Ultra-Short Bond Division to other Divisions a predetermined amount of money over a specified period of time.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Annual Automatic Portfolio Rebalancing	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Life Income	We will pay equal monthly installments as long as the Beneficiary lives.	Optional	Must be elected prior to the death of the Insured.
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Life Income for Two Lives
We will pay monthly
installments jointly to two
named Beneficiaries. Upon
the death of the primary
Beneficiary, if the other
payee is alive, the full amount
of the monthly installments
or a percentage of the full
amount (if elected) will
continue to be paid to the
survivor for life.
		Optional	Must be elected prior to the death of the Insured.
Income for a Specified Number of Years and Life Thereafter	We will pay monthly installments for the longer of the life of the Beneficiary or the period chosen.	Optional	Must be elected prior to the death of the Insured.
Life Income with Cash Refund
We will pay monthly
installments for the life of the
Beneficiary. If the
Beneficiary dies prior to the
payment of the total amount
of the proceeds applied, we
will pay the difference in one
sum to the new Beneficiary.
		Optional	Must be elected prior to the death of the Insured.
Installments of a Specified Amount	We will pay installments at the dates and in the amounts chosen by the Owner (with our approval).	Optional	Must be elected prior to the death of the Insured.
Income for Specified Number of Years	We will pay monthly installments for a specified number of years.	Optional	Must be elected prior to the death of the Insured. The period cannot extend 30 years.
Interest
We will hold the proceeds on
deposit during the
Beneficiary’s lifetime or a
selected period (with our
approval). Interest may be
accumulated or paid monthly,
quarterly, semi-annually or
annually, as chosen.
		Optional	Must be elected prior to the death of the Insured.
Additional Insurance Benefits Waiver of Monthly Deductions Rider. This rider provides for the waiver of the monthly deductions while the Insured is totally disabled, as defined in the rider. The Insured must provide proof that they are unable to perform any other job for which the Insured is fit by education, training or experience. The Insured must have become disabled before age 65. For example, if you are eligible for benefits under this rider, and have current premiums of $150 per month including a $50 optional investment premium, We will waive $100 per month so your life insurance coverage remains in force. Children’s Life Insurance Rider. This rider provides for term insurance on the Insured’s children, as defined in the rider. To be eligible for insurance under the rider, the child to be insured must not be confined in a hospital at the time the application is signed. The death benefit will be payable to the named Beneficiary upon the death of any insured child. Upon receipt at our Administrative Office of proof of the Insured’s death before the rider terminates, the rider will be continued on a fully paid-up term insurance basis. For example, if you have $5,000 of coverage under this rider, and your child dies while the child rider is in force, we will pay $5,000 in death benefit to the Beneficiary upon the death of the child. Spouse’s Life Insurance Benefit. The Spouse's Life Insurance Benefit can be provided by rider or by a separate Policy, depending upon what is available under your Group. This benefit provides insurance on the Employee's Spouse, as defined in the rider or Policy, as applicable. To be eligible for insurance under the rider or Policy, as applicable, the Spouse must provide evidence of insurability at the time the application is signed. The death benefit will be payable to the named Beneficiary upon the death of the Spouse. Under the spouse's life insurance rider, if we receive at our Administrative Office proof of the Insured’s death before the Policy Anniversary nearest the Spouse’s 65th birthday, a limited 60-day continuation and exchange period begins, during which this rider may be exchanged for a new fixed-benefit policy on the life of the Spouse. If the Spouse's Policy was owned by the Employee, then the Employee's estate can continue the coverage, make an ownership change or surrender the Policy. If the Spouse's Policy is surrendered, the Spouse can convert to an Individual Policy. If the Spouse's Policy is owned by the Spouse, then the Spouse's Policy will continue after the death of the Employee. The Spouse’s life insurance rider differs from a Spouse's Policy in that the rider provides only term insurance on the life of the Spouse and does not provide for the accumulation of its own Cash Value. For example, if you have $10,000 of coverage under this benefit, and your legal Spouse dies while the Spouse benefit is in force, we will pay $10,000 in death benefit to the Beneficiary upon the death of the Spouse. Accelerated Death Benefit Settlement Option Rider. This rider provides for the accelerated payment of a portion of death benefit proceeds in a single sum to the Owner if the Insured is terminally ill and expected to die within less than 12 months (subject to state variations). Under the rider, the Owner may make a voluntary election to completely settle the Policy in return for accelerated payment of a reduced death benefit. The Owner may make such an election under the rider if evidence, including a certification from a licensed physician, is provided to us that the Insured has a life expectancy of 12 months or less. Any irrevocable Beneficiary and assignees of record must provide written authorization in order for the Owner to receive the accelerated benefit. The amount of the death benefit payable under the rider will equal the Cash Surrender Value under the Policy on the date we receive satisfactory evidence of terminal illness, as described above, less any Indebtedness and any term insurance added by other riders, plus the product of the applicable “benefit factor” multiplied by the difference of (a) minus (b), where (a) equals the Policy’s death benefit proceeds, and (b) equals the Policy’s Cash Surrender Value. The “benefit factor”, in the case of terminal illness, is 0.85. We do not currently impose a charge for this rider. However, we reserve the right to deduct an administrative charge of $100 from the accelerated death benefit at the time it is paid. The federal income tax consequences associated with adding or receiving benefits under the Accelerated Death Benefit Settlement Option Rider are unclear. You should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting an accelerated death benefit payment under this rider. For example, if you are eligible for benefits under the Accelerated Death Benefit Settlement Option Rider and have a Face Amount of $100,000 with no Cash Value, you may elect to receive up to $85,000 of the death benefit proceeds (less any loans and loan interest) prior to your death. Automatic Investment Strategies Dollar Cost Averaging. This investment strategy allows you to automatically transfer a predetermined amount of money from the American Funds Ultra-Short Bond Division to a number of available Divisions of the Separate Account. Based on the elected investment allocations for this investment strategy, Dollar Cost Averaging occurs after the close of business on each Monthly Anniversary or after close of business on the next business day following each Monthly Anniversary should your Monthly Anniversary fall on a non-business day (weekend or holiday) as long as all other requirements are met. The portion of the Policy’s Cash Value in the American Funds Ultra-Short Bond Division must be greater than or equal to $1,000. The minimum total monthly transfer amount must be greater than or equal to $100. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. It involves continuous investment in securities regardless of price fluctuations. An investor should consider his/her ability to continue purchases in periods of low price levels. For example, if you elected the Dollar Cost Averaging and selected $12,000 of Cash Value to be transferred from the American Funds Ultra-Short Bond Division to specified other Divisions that you choose, over a 12 month period we will transfer $1,000 each month for 12 months. Annual Automatic Portfolio Rebalancing. This investment strategy allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify. This rebalancing occurs annually after the close of business on your Policy Anniversary or after the close of business on the next business day following your Policy Anniversary should your Policy Anniversary fall on a non-business day (holiday or weekend). Annual Automatic Portfolio Rebalancing does not assure a profit or protect against a loss in declining markets. For example, if you allocated 25% to each of four Divisions, after the close of business on your Policy Anniversary, or after the close of business on the next business day following your Policy Anniversary should your Policy Anniversary fall on a non-business day (holiday or weekend), we will transfer amounts among those four Divisions so that there is 25% of your Policy’s Cash Value in each Division. The automated transfers under these investment strategies will not count towards frequent transfer constraints or transfer limitations. However, we reserve the right to include them if we decide to restrict transfers under the terms of the Policy. You may elect either the Dollar Cost Averaging strategy or the Annual Automatic Portfolio Rebalancing strategy. There is no fee for participating in either strategy. You cannot participate in both strategies at the same time; however, either strategy may be discontinued at any time.
Benefits Available [Table Text Block]
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Waiver of Monthly Deductions Rider	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly Policy expense charges, upon proof of disability.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

The Insured must have
become disabled before age
65.

Children’s Life Insurance Rider	This rider provides term insurance in an amount selected at issue upon proof of death for any insured child.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer's elected rider
benefit, you may also need to
be on active status. You
should ask your Employer if
this benefit is included and
whether you need to be on
active status in order to elect
it.

Coverage applied for after
Policy issue may be subject to
underwriting.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Spouse’s Life Insurance Benefit	This benefit provides insurance in an amount selected at issue upon proof of death of the Insured’s Spouse.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer's elected benefit,
you may also need to be on
active status. You should ask
your Employer if this benefit
is included and whether you
need to be on active status in
order to elect it.

Coverage applied for after
Policy issue may be subject to
underwriting.

Accelerated Death Benefit Settlement Option Rider	Under this rider, you may receive an accelerated payment of a portion of your death benefit if the Insured is terminally ill.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Payment under this rider may
affect eligibility for benefits
under state or federal law.

Dollar Cost Averaging	Allows you to automatically transfer from the American Funds Ultra-Short Bond Division to other Divisions a predetermined amount of money over a specified period of time.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Annual Automatic Portfolio Rebalancing	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Life Income	We will pay equal monthly installments as long as the Beneficiary lives.	Optional	Must be elected prior to the death of the Insured.
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Life Income for Two Lives
We will pay monthly
installments jointly to two
named Beneficiaries. Upon
the death of the primary
Beneficiary, if the other
payee is alive, the full amount
of the monthly installments
or a percentage of the full
amount (if elected) will
continue to be paid to the
survivor for life.
		Optional	Must be elected prior to the death of the Insured.
Income for a Specified Number of Years and Life Thereafter	We will pay monthly installments for the longer of the life of the Beneficiary or the period chosen.	Optional	Must be elected prior to the death of the Insured.
Life Income with Cash Refund
We will pay monthly
installments for the life of the
Beneficiary. If the
Beneficiary dies prior to the
payment of the total amount
of the proceeds applied, we
will pay the difference in one
sum to the new Beneficiary.
		Optional	Must be elected prior to the death of the Insured.
Installments of a Specified Amount	We will pay installments at the dates and in the amounts chosen by the Owner (with our approval).	Optional	Must be elected prior to the death of the Insured.
Income for Specified Number of Years	We will pay monthly installments for a specified number of years.	Optional	Must be elected prior to the death of the Insured. The period cannot extend 30 years.
Interest
We will hold the proceeds on
deposit during the
Beneficiary’s lifetime or a
selected period (with our
approval). Interest may be
accumulated or paid monthly,
quarterly, semi-annually or
annually, as chosen.
		Optional	Must be elected prior to the death of the Insured.

Name of Benefit [Text Block]	NAME OFBENEFIT
Purpose of Benefit [Text Block]	PURPOSE
Brief Restrictions / Limitations [Text Block]	BRIEF DESCRIPTIONOF RESTRICTIONSOR LIMITATIONS
Name of Benefit [Text Block]	NAME OFBENEFIT
Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000219. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com. The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. *The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.##Prior to the opening of business on April 28, 2025, the SSGA Emerging Markets Enhanced Index Portfolio II (formerly Brighthouse/abrdn Emerging Markets Equity Portfolio) of the Brighthouse Funds Trust I merged with and into the SSGA Emerging Markets Enhanced Index Portfolio of Brighthouse Funds Trust I. Values prior to April 28, 2025 reflect the performance of the SSGA Emerging Markets Enhanced Index Portfolio II. The fee and expense information regarding the Portfolios was provided by those Portfolios.
Prospectuses Available [Text Block]	The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000219. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com. The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	American Funds American High-Income Trust* - Class 1 Capital Research and Management CompanySM	0.33%	9.92%	5.81%	5.59%
Allocation	American Funds Asset Allocation Fund - Class 1 Capital Research and Management CompanySM	0.29%	16.73%	8.59%	8.59%
Global Equity	American Funds Global Growth Fund* - Class 1 Capital Research and Management CompanySM	0.41%	13.94%	10.04%	11.02%
Global Equity	American Funds Global Small Capitalization Fund* - Class 1 Capital Research and Management CompanySM	0.65%	2.59%	3.26%	6.07%
US Equity	American Funds Growth Fund - Class 1 Capital Research and Management CompanySM	0.34%	31.96%	19.12%	16.88%
US Equity	American Funds Growth-Income Fund - Class 1 Capital Research and Management CompanySM	0.28%	24.55%	13.30%	12.49%
International Equity	American Funds International Fund - Class 1 Capital Research and Management CompanySM	0.53%	3.40%	1.48%	4.27%
International Equity	American Funds New World Fund®* - Class 1 Capital Research and Management CompanySM	0.57%	6.86%	4.80%	6.49%
US Fixed Income	American Funds The Bond Fund of America* - Class 1 Capital Research and Management CompanySM	0.23%	1.50%	0.57%	1.93%
US Fixed Income	American Funds U.S. Government Securities Fund* - Class 1 Capital Research and Management CompanySM	0.25%	0.99%	0.39%	1.36%
US Fixed Income	American Funds Ultra-Short Bond Fund - Class 1 Capital Research and Management CompanySM	0.31%	5.08%	2.26%	1.53%
US Equity	Contrafund® Portfolio - Initial Class Fidelity Management & Research Company LLC	0.56%	33.79%	17.04%	13.62%
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.47%	15.35%	10.08%	9.21%
Target Date	Freedom 2010 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.40%	5.38%	3.51%	4.64%
Target Date	Freedom 2020 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.46%	7.71%	5.15%	6.02%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Target Date	Freedom 2030 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.51%	9.41%	6.50%	7.30%
Target Date	Freedom 2040 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.59%	13.10%	9.10%	8.95%
Target Date	Freedom 2050 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.61%	13.83%	9.34%	9.06%
Target Date	Freedom 2060 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.61%	13.89%	9.35%	—
US Equity	Index 500 Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	24.90%	14.40%	12.99%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	11.29%	7.27%	7.78%
US Equity	MFS® Growth Series* - Initial Class Massachusetts Financial Services Company	0.72%	31.47%	14.74%	15.11%
US Equity	MFS® New Discovery Series* - Initial Class Massachusetts Financial Services Company	0.87%	6.72%	4.96%	9.19%
Allocation	MFS® Total Return Series* - Initial Class Massachusetts Financial Services Company	0.61%	7.75%	6.16%	6.46%
US Equity	Mid Cap Portfolio - Initial Class Fidelity Management & Research Company LLC	0.57%	17.49%	11.34%	9.21%
International Equity	SSGA Emerging Markets Enhanced Index Portfolio*## - Class A Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.66%	11.41%	3.02%	—

Portfolio Company Name [Text Block]	PORTFOLIO ANDADVISER/SUBADVISER
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | InvestmentRiskMember
Prospectus:
Risk [Text Block]	An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including any General Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
Principal Risk [Text Block]	Investment Risk If you invest your Cash Value in one or more Divisions of the Separate Account, then you will be subject to the risk that the investment performance of the Divisions will be unfavorable and that the Cash Value will decrease. An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including any General Account option) has its own unique risks. You should review the investment options before making an investment decision. A comprehensive discussion of the risks of each of the Portfolios may be found in each Portfolio’s prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct Policy fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Policy could lapse without value, unless you pay additional premium. If you allocate premiums to the General Account, then we credit your Cash Value (in the General Account) with a declared rate of interest. You assume the risk that the interest rate on the General Account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | InsuranceCompanyRisksMember
Prospectus:
Risk [Text Block]	Investments in the Policy are subject to the risks related to Metropolitan Life, including any obligations (including under any General Account investment option), guarantees, and benefits of the Policy, including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/ratings.
Principal Risk [Text Block]	Insurance Company Risks Policies are subject to the risks related to Metropolitan Life. Any obligations (including under any General Account investment option), guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or by visiting www.metlife.com/about-us/corporate-profile/ratings.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | RiskofAnIncreaseInCurrentFeesandExpensesMember
Prospectus:
Principal Risk [Text Block]	Risk of an Increase in Current Fees and Expenses Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | PolicyLapseMember
Prospectus:
Principal Risk [Text Block]	Policy Lapse If your Cash Surrender Value is not enough to pay the monthly deduction and other charges, your Policy may enter a 62-day grace period. A shorter grace period applies to the Contractholder (the Employer) of the Group Contract. We will notify you that the Policy will lapse (terminate without value) unless you make sufficient payment during the grace period. Your Policy also may lapse if your Indebtedness exceeds your Cash Value on any Monthly Anniversary. If either of these situations occurs, your Policy will be in default and you must pay a specified amount of new premium to prevent your Policy from lapsing. Subject to certain conditions and our underwriting rules, you may reinstate a lapsed Policy within five years after the date of lapse and before the Maturity Date. In certain situations your Policy may also terminate if your Employer ends its participation in the Group Contract.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | LimitationsonAccesstoCashValueMember
Prospectus:
Principal Risk [Text Block]	Limitations on Access to Cash Value We limit partial withdrawals of Cash Value from the Policies. You may not take a partial withdrawal in the first Policy Year. Thereafter, you may make up to one partial withdrawal each Policy Month. The minimum amount of a partial withdrawal, net of any transaction charges, is currently $200. The minimum amount that can be withdrawn from any one Division or from the General Account is the lesser of $50 or the Policy’s Cash Value in that Division or in the General Account. The maximum amount that can be withdrawn, including the partial withdrawal transaction charge, is the Loan Value.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | LimitationsOnTransfersMember
Prospectus:
Principal Risk [Text Block]	Limitations on Transfers We do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy Year, except for transfers under the Automated Investment Strategies. We have adopted procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Portfolio’s prospectus for more details. The minimum amount that you must transfer is currently $250, or, if less, the Policy’s Cash Value in a Division or in the General Account. (We are not currently enforcing this restriction for transfers from the General Account but reserve the right to do so in the future.)
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | TaxTreatmentMember
Prospectus:
Principal Risk [Text Block]	Tax Treatment To qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Policy should satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable upon death of the Insured will never be less than the minimum amount required for a Policy to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Policy was issued. Depending on the total amount of premiums you pay, the Policy may be treated as a “modified endowment contract” (“MEC”) under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1∕2. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. You should consult a qualified tax adviser for assistance in all Policy-related tax matters.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | SurrenderWithdrawalRisksShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Surrender and Partial Withdrawals (Short-Term Investment Risk) If you surrender the Policy before the beginning of the 11th Policy Year, we will deduct a surrender charge based on premiums actually paid in the first Policy Year or in the first 12 Policy Months after an increase in Face Amount. We also deduct the surrender charge upon lapse of the Policy, a requested decrease in Face Amount, or a partial withdrawal that causes the Face Amount to decrease. It is possible that you will receive no Cash Surrender Value if you surrender your Policy in the first few Policy Years. We designed the Policy to meet long-term financial goals. To best realize the benefits available through the Policy, including the benefit of tax deferred build-up of Cash Value, you should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy in the near future. The Policy is not suitable as a short-term savings vehicle. A surrender, in whole or in part, may have tax consequences and may increase the risk that your Policy will lapse. We assess a partial withdrawal transaction charge equal to the lesser of $25 or 2% of the amount withdrawn. A partial withdrawal may reduce the Face Amount as well as the death benefit. In certain circumstances, the reduction of the death benefit resulting from a partial withdrawal also may affect the cost of insurance charge and the amount of insurance protection afforded under a Policy. Partial withdrawals may have tax consequences and may increase the risk that your Policy will lapse.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | LoansMember
Prospectus:
Principal Risk [Text Block]	Loans A Policy Loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the Policy Loan from the Divisions of the Separate Account and/or the General Account and hold that amount in the Loan Account. This loan collateral does not participate in the investment performance of the Divisions of the Separate Account. We reduce the amount we pay on the Insured’s death, surrender, or the maturity of the Policy, by the amount of any Indebtedness. Your Policy may lapse (terminate without value) if the Indebtedness exceeds the Cash Value on any Monthly Anniversary. A Policy Loan may have tax consequences. If you surrender the Policy or allow the Policy to lapse or if the Policy terminates while a Policy Loan is outstanding, the amount of the outstanding Indebtedness, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Our business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate accumulation unit values; cause the release and possible loss or destruction of confidential Policy Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | TerrorismSecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Terrorism and Security Risk The continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife’s investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Policy, including loss of principal.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments, you surrender the Policy or the Policy lapses and you will also pay a transaction fee on partial withdrawals and you may pay a surrender charge. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | AmericanFundsAmericanHighIncomeTrustClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds American High-Income Trust* - Class 1
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	9.92%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	5.59%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | AmericanFundsAssetAllocationFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Asset Allocation Fund - Class 1
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.73%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	8.59%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | AmericanFundsGlobalGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Growth Fund* - Class 1
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	13.94%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.02%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | AmericanFundsGlobalSmallCapitalizationFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund* - Class 1
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	2.59%
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	6.07%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | AmericanFundsGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 1
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	31.96%
Average Annual Total Returns, 5 Years [Percent]	19.12%
Average Annual Total Returns, 10 Years [Percent]	16.88%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | AmericanFundsGrowthIncomeFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 1
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	24.55%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	12.49%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | AmericanFundsInternationalFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Fund - Class 1
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.27%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | AmericanFundsNewWorldFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds New World Fund®* - Class 1
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	6.86%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	6.49%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | AmericanFundsTheBondFundofAmericaClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America* - Class 1
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	0.57%
Average Annual Total Returns, 10 Years [Percent]	1.93%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | AmericanFundsUSGovernmentSecuritiesFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds U.S. Government Securities Fund* - Class 1
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	0.99%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	1.36%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | AmericanFundsUltraShortBondFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Ultra-Short Bond Fund - Class 1
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	5.08%
Average Annual Total Returns, 5 Years [Percent]	2.26%
Average Annual Total Returns, 10 Years [Percent]	1.53%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | ContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Contrafund® Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	17.04%
Average Annual Total Returns, 10 Years [Percent]	13.62%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | EquityIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Equity-Income Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	9.21%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | Freedom2010PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2010 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	5.38%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]	4.64%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | Freedom2020PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2020 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	6.02%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | Freedom2030PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2030 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	6.50%
Average Annual Total Returns, 10 Years [Percent]	7.30%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | Freedom2040PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2040 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	13.10%
Average Annual Total Returns, 5 Years [Percent]	9.10%
Average Annual Total Returns, 10 Years [Percent]	8.95%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | Freedom2050PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2050 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	9.06%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | Freedom2060PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Freedom 2060 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	9.35%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | Index500PortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Index 500 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	24.90%
Average Annual Total Returns, 5 Years [Percent]	14.40%
Average Annual Total Returns, 10 Years [Percent]	12.99%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | MetLifeRussell2000IndexPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	11.29%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	7.78%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | MFSGrowthSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Growth Series* - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	31.47%
Average Annual Total Returns, 5 Years [Percent]	14.74%
Average Annual Total Returns, 10 Years [Percent]	15.11%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | MFSNewDiscoverySeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® New Discovery Series* - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	9.19%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | MFSTotalReturnSeriesInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® Total Return Series* - Initial Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	6.46%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | MidCapPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	17.49%
Average Annual Total Returns, 5 Years [Percent]	11.34%
Average Annual Total Returns, 10 Years [Percent]	9.21%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | SSGAEmergingMarketsEnhancedIndexPortfolioClassAMember
Prospectus:
Portfolio Company Name [Text Block]	SSGA Emerging Markets Enhanced Index Portfolio*## - Class A
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	11.41%
Average Annual Total Returns, 5 Years [Percent]	3.02%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | WaiverMonthlyDeductionsRiderMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deductions Rider(6),(7)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a representative Insured(2)$0.00 per $1,000 of net amount at risk
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.22%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.07%
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Purpose of Benefit [Text Block]	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly Policy expense charges, upon proof of disability.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the Employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your Employer if this benefit is included.The Insured must have become disabled before age 65.
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Operation of Benefit [Text Block]	Waiver of Monthly Deductions Rider. This rider provides for the waiver of the monthly deductions while the Insured is totally disabled, as defined in the rider. The Insured must provide proof that they are unable to perform any other job for which the Insured is fit by education, training or experience. The Insured must have become disabled before age 65. For example, if you are eligible for benefits under this rider, and have current premiums of $150 per month including a $50 optional investment premium, We will waive $100 per month so your life insurance coverage remains in force.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | ChildrensLifeInsuranceRiderMember
Prospectus:
Name of Benefit [Text Block]	Children’s Life Insurance Rider
Purpose of Benefit [Text Block]	This rider provides term insurance in an amount selected at issue upon proof of death for any insured child.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may choose to add this benefit if your Employer makes the benefit available. Depending upon your Employer's elected rider benefit, you may also need to be on active status. You should ask your Employer if this benefit is included and whether you need to be on active status in order to elect it.Coverage applied for after Policy issue may be subject to underwriting.
Name of Benefit [Text Block]	Children’s Life Insurance Rider
Operation of Benefit [Text Block]	Children’s Life Insurance Rider. This rider provides for term insurance on the Insured’s children, as defined in the rider. To be eligible for insurance under the rider, the child to be insured must not be confined in a hospital at the time the application is signed. The death benefit will be payable to the named Beneficiary upon the death of any insured child. Upon receipt at our Administrative Office of proof of the Insured’s death before the rider terminates, the rider will be continued on a fully paid-up term insurance basis. For example, if you have $5,000 of coverage under this rider, and your child dies while the child rider is in force, we will pay $5,000 in death benefit to the Beneficiary upon the death of the child.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | SpousesLifeInsuranceBenefitMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Spouse’s Life Insurance Benefit(6),(8)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a representative Insured(9)$0.65 per $1,000 of net amount at risk
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	31.31%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.15%
Optional Benefit Expense, Footnotes [Text Block]	Charges for this rider vary based on the Insured's individual characteristics. The rider charges shown in the table may not be representative of the charge that you will pay. Your Policy will indicate the charges applicable to your Policy. More detailed information concerning your charges is available on request from our Administrative Office.For Spouse’s’s Life Insurance Benefit, a representative Insured is an Employee’s Spouse that has an attained age of 50.
Name of Benefit [Text Block]	Spouse’s Life Insurance Benefit
Purpose of Benefit [Text Block]	This benefit provides insurance in an amount selected at issue upon proof of death of the Insured’s Spouse.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may choose to add this benefit if your Employer makes the benefit available. Depending upon your Employer's elected benefit, you may also need to be on active status. You should ask your Employer if this benefit is included and whether you need to be on active status in order to elect it.Coverage applied for after Policy issue may be subject to underwriting.
Name of Benefit [Text Block]	Spouse’s Life Insurance Benefit
Operation of Benefit [Text Block]	Spouse’s Life Insurance Benefit. The Spouse's Life Insurance Benefit can be provided by rider or by a separate Policy, depending upon what is available under your Group. This benefit provides insurance on the Employee's Spouse, as defined in the rider or Policy, as applicable. To be eligible for insurance under the rider or Policy, as applicable, the Spouse must provide evidence of insurability at the time the application is signed. The death benefit will be payable to the named Beneficiary upon the death of the Spouse. Under the spouse's life insurance rider, if we receive at our Administrative Office proof of the Insured’s death before the Policy Anniversary nearest the Spouse’s 65th birthday, a limited 60-day continuation and exchange period begins, during which this rider may be exchanged for a new fixed-benefit policy on the life of the Spouse. If the Spouse's Policy was owned by the Employee, then the Employee's estate can continue the coverage, make an ownership change or surrender the Policy. If the Spouse's Policy is surrendered, the Spouse can convert to an Individual Policy. If the Spouse's Policy is owned by the Spouse, then the Spouse's Policy will continue after the death of the Employee. The Spouse’s life insurance rider differs from a Spouse's Policy in that the rider provides only term insurance on the life of the Spouse and does not provide for the accumulation of its own Cash Value. For example, if you have $10,000 of coverage under this benefit, and your legal Spouse dies while the Spouse benefit is in force, we will pay $10,000 in death benefit to the Beneficiary upon the death of the Spouse.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | AcceleratedDeathBenefitSettlementOptionRiderMember
Prospectus:
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit Settlement Option Rider Administrative Charge
Other Transaction Fee, When Deducted [Text Block]	At the time an accelerated death benefit is paid
Other Transaction Fee, Maximum [Dollars]	$ 100
Name of Benefit [Text Block]	Accelerated Death Benefit Settlement Option Rider
Purpose of Benefit [Text Block]	Under this rider, you may receive an accelerated payment of a portion of your death benefit if the Insured is terminally ill.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the Employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your Employer if this benefit is included.Payment under this rider may affect eligibility for benefits under state or federal law.
Name of Benefit [Text Block]	Accelerated Death Benefit Settlement Option Rider
Operation of Benefit [Text Block]	Accelerated Death Benefit Settlement Option Rider. This rider provides for the accelerated payment of a portion of death benefit proceeds in a single sum to the Owner if the Insured is terminally ill and expected to die within less than 12 months (subject to state variations). Under the rider, the Owner may make a voluntary election to completely settle the Policy in return for accelerated payment of a reduced death benefit. The Owner may make such an election under the rider if evidence, including a certification from a licensed physician, is provided to us that the Insured has a life expectancy of 12 months or less. Any irrevocable Beneficiary and assignees of record must provide written authorization in order for the Owner to receive the accelerated benefit. The amount of the death benefit payable under the rider will equal the Cash Surrender Value under the Policy on the date we receive satisfactory evidence of terminal illness, as described above, less any Indebtedness and any term insurance added by other riders, plus the product of the applicable “benefit factor” multiplied by the difference of (a) minus (b), where (a) equals the Policy’s death benefit proceeds, and (b) equals the Policy’s Cash Surrender Value. The “benefit factor”, in the case of terminal illness, is 0.85. We do not currently impose a charge for this rider. However, we reserve the right to deduct an administrative charge of $100 from the accelerated death benefit at the time it is paid. The federal income tax consequences associated with adding or receiving benefits under the Accelerated Death Benefit Settlement Option Rider are unclear. You should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting an accelerated death benefit payment under this rider. For example, if you are eligible for benefits under the Accelerated Death Benefit Settlement Option Rider and have a Face Amount of $100,000 with no Cash Value, you may elect to receive up to $85,000 of the death benefit proceeds (less any loans and loan interest) prior to your death.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to automatically transfer from the American Funds Ultra-Short Bond Division to other Divisions a predetermined amount of money over a specified period of time.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Dollar Cost Averaging. This investment strategy allows you to automatically transfer a predetermined amount of money from the American Funds Ultra-Short Bond Division to a number of available Divisions of the Separate Account. Based on the elected investment allocations for this investment strategy, Dollar Cost Averaging occurs after the close of business on each Monthly Anniversary or after close of business on the next business day following each Monthly Anniversary should your Monthly Anniversary fall on a non-business day (weekend or holiday) as long as all other requirements are met. The portion of the Policy’s Cash Value in the American Funds Ultra-Short Bond Division must be greater than or equal to $1,000. The minimum total monthly transfer amount must be greater than or equal to $100. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. It involves continuous investment in securities regardless of price fluctuations. An investor should consider his/her ability to continue purchases in periods of low price levels. For example, if you elected the Dollar Cost Averaging and selected $12,000 of Cash Value to be transferred from the American Funds Ultra-Short Bond Division to specified other Divisions that you choose, over a 12 month period we will transfer $1,000 each month for 12 months.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | AnnualAutomaticPortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Name of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing
Operation of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing. This investment strategy allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify. This rebalancing occurs annually after the close of business on your Policy Anniversary or after the close of business on the next business day following your Policy Anniversary should your Policy Anniversary fall on a non-business day (holiday or weekend). Annual Automatic Portfolio Rebalancing does not assure a profit or protect against a loss in declining markets. For example, if you allocated 25% to each of four Divisions, after the close of business on your Policy Anniversary, or after the close of business on the next business day following your Policy Anniversary should your Policy Anniversary fall on a non-business day (holiday or weekend), we will transfer amounts among those four Divisions so that there is 25% of your Policy’s Cash Value in each Division. The automated transfers under these investment strategies will not count towards frequent transfer constraints or transfer limitations. However, we reserve the right to include them if we decide to restrict transfers under the terms of the Policy.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | LifeIncomeMember
Prospectus:
Name of Benefit [Text Block]	Life Income
Purpose of Benefit [Text Block]	We will pay equal monthly installments as long as the Beneficiary lives.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Must be elected prior to the death of the Insured.
Name of Benefit [Text Block]	Life Income
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | LifeIncomeforTwoLivesMember
Prospectus:
Name of Benefit [Text Block]	Life Income for Two Lives
Purpose of Benefit [Text Block]	We will pay monthly installments jointly to two named Beneficiaries. Upon the death of the primary Beneficiary, if the other payee is alive, the full amount of the monthly installments or a percentage of the full amount (if elected) will continue to be paid to the survivor for life.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Must be elected prior to the death of the Insured.
Name of Benefit [Text Block]	Life Income for Two Lives
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | IncomeforaSpecifiedNumberofYearsandLifeThereafterMember
Prospectus:
Name of Benefit [Text Block]	Income for a Specified Number of Years and Life Thereafter
Purpose of Benefit [Text Block]	We will pay monthly installments for the longer of the life of the Beneficiary or the period chosen.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Must be elected prior to the death of the Insured.
Name of Benefit [Text Block]	Income for a Specified Number of Years and Life Thereafter
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | LifeIncomewithCashRefundMember
Prospectus:
Name of Benefit [Text Block]	Life Income with Cash Refund
Purpose of Benefit [Text Block]	We will pay monthly installments for the life of the Beneficiary. If the Beneficiary dies prior to the payment of the total amount of the proceeds applied, we will pay the difference in one sum to the new Beneficiary.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Must be elected prior to the death of the Insured.
Name of Benefit [Text Block]	Life Income with Cash Refund
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | InstallmentsSpecifiedAmountMember
Prospectus:
Name of Benefit [Text Block]	Installments of a Specified Amount
Purpose of Benefit [Text Block]	We will pay installments at the dates and in the amounts chosen by the Owner (with our approval).
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Must be elected prior to the death of the Insured.
Name of Benefit [Text Block]	Installments of a Specified Amount
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | IncomeforSpecifiedNumberofYearsMember
Prospectus:
Name of Benefit [Text Block]	Income for Specified Number of Years
Purpose of Benefit [Text Block]	We will pay monthly installments for a specified number of years.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Must be elected prior to the death of the Insured. The period cannot extend 30 years.
Name of Benefit [Text Block]	Income for Specified Number of Years
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | InterestMember
Prospectus:
Name of Benefit [Text Block]	Interest
Purpose of Benefit [Text Block]	We will hold the proceeds on deposit during the Beneficiary’s lifetime or a selected period (with our approval). Interest may be accumulated or paid monthly, quarterly, semi-annually or annually, as chosen.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Must be elected prior to the death of the Insured.
Name of Benefit [Text Block]	Interest
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | ChildrensTermInsuranceBenefitMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children’s Life Insurance Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.41%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | Option1DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	Under Option A, the death benefit is: ●the current Face Amount of the Policy or, if greater, ●the applicable percentage of Cash Value on the date of death. The applicable percentage is 250% for an Insured Attained Age 40 or below on the Policy Anniversary before the date of the Insured’s death. For Insureds with an Attained Age over 40 on that Policy Anniversary, the percentage is lower and gradually declines with age until it reaches 100% at age 95.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (AFIS) | Option2DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]	Under Option B, the death benefit is: ●the current Face Amount plus the Cash Value of the Policy or, if greater, ●the applicable percentage of the Cash Value on the date of death. The applicable percentage is the same as under Option A.